Balance Sheet Details - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost related to IPO Issuance [Abstract]
Cost related to IPO issuance		$ 63,111	$ 538,318
Liability for associated unpaid invoices		63,111	$ 328,221
Additional stock issuance cost offset against paid-in capital		1,211,896
Non-cash discount	$ 700,000	1,330,000
Stock option and restricted stock offset against paid-in capital		$ 746,259